OPERATING LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Lease
SCHEDULE OF OPERATING LEASE

	Balance Sheet Classification	September 30, 2024
Asset
Operating lease asset	Right of use asset	$276,615
Total lease asset		$276,615

Liability
Operating lease liability – current portion	Current operating lease liability	$69,949
Operating lease liability – noncurrent portion	Long-term operating lease liability	297,423
Total lease liability		$367,372

	Balance Sheet Classification	December 31, 2023
Asset
Operating lease asset	Right of use asset	$318,114
Total lease asset		$318,114

Liability
Operating lease liability – current portion	Current operating lease liability	$55,036
Operating lease liability – noncurrent portion	Long-term operating lease liability	297,529
Total lease liability		$352,565

SCHEDULE OF LEASE OBLIGATIONS

Lease obligations at September 30, 2024 consisted of the following:

For the year ended December 31:
2024	$66,300
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	401,700
Amount representing interest	(34,328)
Lease obligation, net	367,372
Less current portion	(69,949)
Lease obligation – long term	$297,423

Lease obligations at December 31, 2023 consisted of the following:

For the year ended December 31:
2024	$66,300
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	401,700
Amount representing interest	(49,135)
Lease obligation, net	352,565
Less current portion	(55,036)
Lease obligation – long term	$297,529